Risk Management (Details) - Schedule of currency risk € in Thousands, $ in Thousands, $ in Thousands	Feb. 28, 2022 USD ($)	Feb. 28, 2022 EUR (€)	Feb. 28, 2022 SGD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 SGD ($)
Schedule of currency risk [Abstract]
Trade and other receivables	$ 62,247	€ 228		$ 38,421	€ 1,244	$ 760
Loan from related parties	86,159	71,994	32,085	120,133	81,045
Loan to related parties	(112,334)		(7,227)	(120,005)	(426)	(7,972)
Cash and cash equivalents	144,173	9,618	1,880	5,724	104	77
Trade and other payables	(53,609)	(5,286)	(2,299)	(27,242)	(3,939)	(26,021)
Total	$ 126,636	€ 76,554	$ 24,439	$ 17,031	€ 78,028	$ (33,156)